Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed
As of May 31, 2019
RMB’000
Cash and cash equivalents	4,254
Prepayments and other current assets	8,974
Property, plant and equipment	6,959
Operating lease right-of-use	15,320
Intangible assets	200
Accounts payable	(1,518)
Deferred revenue	(25,098)
Salary and welfare payable	(1,219)
Accrued expenses and other payables	(2,795)
Operating lease liabilities	(15,320)
Goodwill	25,253
Total purchase consideration	15,010

Schedule of pro forma information
	Years ended December 31,
	2018	2019
	RMB’000	RMB’000
Revenues	1,455,736	1,464,028
Net income/(loss)	48,990	(228,193)